SHARE-BASED COMPENSATION - Schedule of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at ending (in shares)	8,479,908
EUR/USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.1713	1.0350	1.1002
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning (in shares)	24,238,937	34,482,312	47,596,801
Granted (in shares)	0	0	270,000
Forfeited (in shares)	(439,592)	(634,874)	(1,423,375)
Expired (in shares)	(751,001)	(3,707,334)	(205,000)
Exercised (in shares)	(14,568,436)	(5,901,167)	(11,756,114)
Balance at ending (in shares)	8,479,908	24,238,937	34,482,312
Vested (in shares)	7,573,658	19,816,437	9,284,834
Unvested (in shares)	906,250	4,422,500	25,197,478
Weighted average exercise price at 1 January (in usd per share) | $ / shares	$ 0.932	$ 0.952	$ 0.897
Weighted average exercise price, expired (in usd per share) | $ / shares	1.358	0.840	0.847
Weighted average exercise price of share options, forfeited (in usd per share) | $ / shares	1.010	0.896	0.992
Weighted average exercise price, granted (in usd per share) | $ / shares	0	0	1.349
Weighted average exercise price, exercised (in usd per share) | $ / shares	1.074	0.784	0.857
Weighted average exercise price at 31 December (in usd per share) | $ / shares	0.998	0.932	0.952
Weighted average exercise price, vested (in usd per share) | $ / shares	0.990	0.942	0.856
Weighted average exercise price, unvested (in usd per share) | $ / shares	$ 1.065	$ 0.889	$ 0.987